Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Analysis Of Income And Expense [line items]
Interest income	$ 5,182	$ 5,277	$ 5,124
Interest expense	2,421	2,476	2,528
Amortised cost [member]
Analysis Of Income And Expense [line items]
Interest income	4,435	4,561	4,433
Interest expense	2,326	2,393	2,451
Debt securities measured at fair value through other comprehensive income [member]
Analysis Of Income And Expense [line items]
Interest income	240	246	237
Other [member]
Analysis Of Income And Expense [line items]
Interest income	507	470	454
Interest expense	$ 95	$ 83	$ 77